Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 24, 2022
Accounting Policies [Abstract]
Summary of Concentration Risk	The following table represents these customers’ aggregate percent of total revenue:

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
Customer A	94.4%	66.9%	n/a
Customer B	n/a	28.1%	44.8%
Customer C	n/a	n/a	42.5%

Aggregate Percent of Total Revenue	94.4%	95.0%	87.3%
The following table represents these customers’ aggregate percent of total accounts receivable:

	September 24, 2022	September 25, 2021
Customer A	39.5%	96.6%
Customer B	40.7%	n/a
Customer C	15.3%	n/a

Aggregate Percent of Total Accounts Receivable	95.5%	96.6%

Summary of Property and Equipment Useful Life	Depreciation is computed using the straight-line method and depreciation expense is allocated between cost of revenue, research and development expenses, and selling, general, and administrative expenses on the statements of operations over the following estimated useful lives:

Estimated Useful Life
Computer equipment and software, furniture and fixtures, and test equipment	3 - 5 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease
Property and equipment at September 24, 2022 and September 25, 2021 consists of the following (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
Computer equipment and software, furniture and fixtures, and test equipment	$45,818	$34,268
Leasehold improvements	2,904	2,909

Total property and equipment	48,722	37,177
Less accumulated depreciation	(23,844)	(18,560)

Property and equipment, net	$24,878	$18,617